Commitments and contingencies - Summary of Future Aggregate Minimum Payments Under Research and Development Commitments (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitments [Line Items]
Future aggregate minimum payments under research and development commitments	€ 11,351,000	€ 5,013,700
Within one year [member]
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitments [Line Items]
Future aggregate minimum payments under research and development commitments	8,898,000	4,005,200
Later than one year but not later than five years [member]
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitments [Line Items]
Future aggregate minimum payments under research and development commitments	€ 2,453,000	€ 1,008,500